UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: MARCH 31, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    DOLPHIN FINANCIAL PARTNERS, L.L.C.
Address: 96 CUMMINGS POINT RD

         STAMFORD, CT  06902

13F File Number:  28-11307

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      DONALD T. NETTER
Title:     MANAGER
Phone:     203-358-8000

Signature, Place, and Date of Signing:





     DONALD T. NETTER     STAMFORD, CT     May 14, 2007


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         2

Form13F Information Table Entry Total:     45

Form13F Information Table Value Total:     $138,329 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name


     28-11256                      Donald T. Netter
     28-11255                      DOLPHIN HOLDINGS CORP.

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADESA INC                      COM              00686U104     1851    67000          DEFINED 2               67000
AEROFLEX INC                   COM              7768104       2894   220100          DEFINED 2              220100
ALCOA INC                      COM              13817101      1492    44000          DEFINED 2               44000
ANGELICA CORP                  COM              34663104      1778    64555          DEFINED 2               64555
APPLEBEES INTL INC             COM              37899101      4463   180100          DEFINED 2              180100
BAIRNCO CORP                   COM              57097107       669    49705          DEFINED 2               49705
CABLEVISION SYSTEMS CORP       COM              12686C109     1485    48800          DEFINED 2               48800
CHAMPPS ENTERTAINMENT INC      COM              158787101      658   115100          DEFINED 2              115100
CLAIRES STORES INC (FL)        COM              179584107     3758   117000          DEFINED 2              117000
CLEAR CHANNEL COMM             COM              184502102    10484   299200          DEFINED 2              299200
CORNELL COS INC                COM              219141108     4093   202400          DEFINED 2              202400
DELTA AND PINE LAND COMPANY    COM              247357106     4441   107800          DEFINED 2              107800
DHB INDUSTRIES INC             COM              2.33E+107     1469   425924          DEFINED 2              425924
DOCCU CORP.                    COM              255911109     1607   160700          DEFINED 2              160700
DUQUESNE LIGHT HLDGS INC       COM              266233105     5492   277500          DEFINED 2              277500
ENERGY PARTNERS LTD            COM              29270U105     1761    97020          DEFINED 2               97020
HARLAND JOHN H CO              COM              412693103     8037   156875          DEFINED 2              156875
HARRAHS ENTERTAINMENT INC      COM              413619107     6401    75800          DEFINED 2               75800
HOUSTON EXPLORATION CO         COM              442120101     8189   151795          DEFINED 2              151795
HYDRIL                         COM              448774109     5928    61600          DEFINED 2               61600
I-MANY INCORPORATED            COM              44973Q103      960   482516          DEFINED 2              482516
INFOUSA INC                    COM              456818301     8950   930372          DEFINED 2              930372
INFRASOURCE SERVICES INC       COM              45684P102      888    29100          DEFINED 2               29100
JOHNSON OUTDOORS INC           CL-A             479167108     2865   154200          DEFINED 2              154200
KATY INDS INC                  COM              486026107      315   143200          DEFINED 2              143200
KINDER MORGAN INC              COM              49455P101     5333    50100          DEFINED 2               50100
LEAR CORPORATION               COM              521865105     6831   187100          DEFINED 2              187100
MASSEY ENERGY CO               COM              576206106     1882    78435          DEFINED 2               78435
MTR GAMING GROUP INC           COM              553769100      138    10586          DEFINED 2               10586
PATHMARK STORES INC            COM              70322A101     2394   187000          DEFINED 2              187000
PMA CAPITAL CORP               CL-A             693419202      833    88659          DEFINED 2               88659
SABRE HOLDINGS                 COM              785905100     3639   111100          DEFINED 2              111100
SERVICEMASTER COMPANY          COM              81760N109     2031   132000          DEFINED 2              132000
SMITH & WOLLENSKY INC          COM              831758107     1087   109905          DEFINED 2              109905
STATION CASINOS INC            COM              857689103     5714    66000          DEFINED 2               66000
STATION CASINOS INC            COM              857689903      253    38400     C    DEFINED 2               38400
SUN TIMES MEDIA GROUP INC      CL-A             86688Q100     1885   380000          DEFINED 2              380000
TALX CORP                      COM              874918105     1100    33200          DEFINED 2               33200
TODCO                          CALL             88889T907       67    11000     C    DEFINED 2               11000
TRIAD HOSPITALS INC            CALL             89579K909      174    48400     C    DEFINED 2               48400
TRIBUNE CO                     COM              896047107     1284    39980          DEFINED 2               39980
TXU CORP                       COM              873168108     4929    76900          DEFINED 2               76900
UNITED SURGICAL PARTNERS       COM              913016309     4731   153550          DEFINED 2              153550
UNIVISION                      COM              914906102     2157    59500          DEFINED 2               59500
WCI COMMUNICATIONS INC         COM              92923C104      939    44000          DEFINED 2               44000